Services payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Service providers	R$ 635,144	R$ 415,873
Municipal Transfers	448,224	563,301
FAUSP	1,361,348	395,179
Other services	327,700	64,154
Total	R$ 2,772,416	R$ 1,438,507